Note 8 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies

(a)	As of
June 30, 2020
a subsidiary of the Company, Alterwall Business Inc., owner of M/V “Ninos”, is involved in a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt in
October 2009
and failed to pay certain invoices. The vessel was arrested in Karachi in
November 2009
and released after a bank guarantee for an amount of
$0.53
million was provided on behalf of the Company, for which the bank has restricted an equal amount of the Company's cash which is presented within Restricted Cash under “Long-term assets” in the unaudited condensed consolidated balance sheets. The legal proceedings are ongoing.  Although the Company believes it will be successful in its claim, it made a provision of
$0.15
million in prior years for any costs that
may
be incurred.

(b)	On
November 7, 2019,
Euroseas Ltd. and Synergy Holdings Limited, as part of the agreement for the acquisition of the vessels M/V “Synergy Busan”, M/V “Synergy Keelung”, M/V “Synergy Oakland” and M/V “Synergy Antwerp” (refer Notes
1
and
4
of the
2019
Annual Report), have agreed that Euroseas will issue certain shares of its common stock to Synergy Holdings Limited under the following terms:

If the
12
-month New ConTex index for a
4,250
TEU vessel (as published on https://www.vhbs.de/index or any successor website maintained by the Hamburg and Bremen Shipbrokers' Association) (the “Index Value”) is higher on
November 16, 2020
at
4:00
p.m. New York time than the Index Value on
November 15, 2019
at
4:00
p.m. New York time, then, on
November 16, 2020,
Euroseas shall issue to Synergy Holdings Limited,
$500,000
divided by the
20
-day volume weighted average price of the Company's common shares calculated on
November 16, 2020
at
4:00
p.m. New York time.

The Company based on its assessment of future rates as of
June 30, 2020,
concluded that it is
not
probable that it will have to pay the specific contingent consideration.

There are
no
other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company's business.  In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.

As of
June 30, 2020,
future gross minimum revenues under non-cancellable time charter agreements total
$20.9
million,
$20.2
million of which is due in the
twelve
-month period ending
June 30, 2021
and
$0.7
million is due in the
twelve
-month period ending
June 30, 2021.
In arriving at the future gross minimum revenues, the Company has deducted an estimated one
off-hire day per quarter. Such off-hire estimate
may
not
be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers' options to extend the terms of the charters, which however cannot be estimated and hence not
reflected above.